CASH AND DUE FROM BANKS (Details) € in Millions, $ in Millions	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Cash And Due From Banks Details [Abstract]
Current accounts with banks	€ 163		€ 349
Cash and similar items	644		772
Current account with central bank	14		4
Other	1		2
Total	€ 822	$ 896	€ 1,127	[1]

[1]	Please see Note 43 for information regarding the restatement